Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2022 yr £ / shares	Dec. 31, 2021 yr £ / shares	Dec. 31, 2020 yr £ / shares
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 50.183	£ 50.09	£ 37.71
Term (years) | yr	1.7	1.5	3
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 48.75	£ 49.80	£ 34.50
Expected dividend yield		1.11%	1.48%
Risk-free interest rate	1.29%	0.09%	0.02%
Volatility		43.00%	33.00%
Term (years) | yr	3	3	3
Long Term Incentive Plan [member] | Bottom of range [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Expected dividend yield	2.29%
Volatility	35.00%
Long Term Incentive Plan [member] | Top of range [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Expected dividend yield	2.67%
Volatility	45.00%